Loans and liquidity investments - Outstanding loans as per business area (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Outstanding loans as per product type
Total lending portfolio	kr 283,303	kr 273,448
Concessionary loans outstanding	174	361
CIRR-System
Outstanding loans as per product type
Total lending portfolio	101,361	94,241
Lending to Swedish exporters
Outstanding loans as per product type
Total lending portfolio	134,914	128,399
Lending to exporters' customers
Outstanding loans as per product type
Total lending portfolio	148,389	145,049
Lending to exporters' customers | CIRR-System
Outstanding loans as per product type
Total lending portfolio	kr 101,361	kr 94,241